Operating Results for Each Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013 Corporate and Other Adjustments	Dec. 31, 2012 Corporate and Other Adjustments	Dec. 31, 2011 Corporate and Other Adjustments	Jun. 30, 2014 Financial Systems	Dec. 31, 2013 Financial Systems	Dec. 31, 2012 Financial Systems	Dec. 31, 2011 Financial Systems	Dec. 31, 2012 Public Sector and Education
Selected Financial Information [Line Items]
Bankruptcy claims sold	$ 12
Severance and executive transition costs			1	1	16	6	13	27	29	2
Lease exit costs						1	3	12	3
Impairment charges									7
Accrual for vacation pay		$ 10